Capital Structure	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Capital Structure
Capital Structure

On October 20, 2015, the Company filed an amended and restated certificate of incorporation in connection with the closing of its IPO. The amended and restated certificate of incorporation authorizes the Company to issue two classes of stock, common stock and preferred stock, and eliminates all references to the previously existing series of preferred stock. At June 30, 2017, the total number of shares of capital stock the Company was authorized to issue was 205,000,000 of which 200,000,000 was common stock and 5,000,000 was preferred stock. All shares of common and preferred stock have a par value of $0.001 per share. On April 27, 2017, the Company further amended its amended and restated certificate of incorporation in connection with the closing of the Armistice Private Placement with the filing of a Certificate of Designation of Preferences, Rights and Limitations of Series A Convertible Preferred Stock (“Series A Preferred Stock”) of Cerecor Inc. (the “Certificate of Designation”). The Certificate of Designation authorized the issuance of 4,179 shares of Series A Preferred Stock to Armistice with a stated value of $1,000 per share, convertible into 11,940,000 shares of the Company’s common stock at a conversion price of $0.35 per share. On July 6, 2017, Armistice converted all of its outstanding shares of Series A Preferred Stock into common stock.

Common Stock

Initial Public Offering

On October 20, 2015, the Company closed an IPO of its units. Each unit consisted of one share of common stock, one Class A warrant to purchase one share of common stock at an exercise price of $4.55 per share and one Class B warrant to purchase one-half share of common stock at an exercise price of $3.90 per full share (the “units”). The Class A warrants expire on October 20, 2018 and the Class B warrants expired on April 20, 2017 (the "Class B Expiration Date.") The closing of the IPO resulted in the sale of 4,000,000 units at an initial public offering price of $6.50 per unit for gross proceeds of $26.0 million. The net proceeds of the IPO, after underwriting discounts, commissions and expenses, and before offering expenses, to the Company were approximately $23.6 million. On November 13, 2015, the units separated into common stock, Class A warrants and Class B warrants and began trading separately on the NASDAQ Capital Market. On the Class B Expiration Date, the Class B warrants ceased trading on the NASDAQ Capital Market. No Class B warrants were exercised prior to the Class B Expiration Date.

On November 23, 2015, the underwriter of the IPO exercised its over-allotment option for 20,000 shares of common stock, 551,900 Class A warrants to purchase one share of common stock and 551,900 Class B warrants to purchase one-half share of common stock for additional gross proceeds of $135,319.

The common stock and accompanying Class A warrants and Class B warrants have been classified to stockholders’ equity in the Company’s balance sheet.

Underwriter’s Unit Purchase Option

The underwriter of the IPO received, for $100 in the aggregate, the right to purchase up to a total of 40,000 units (or 1% of the units sold in the IPO) exercisable at $7.48 per unit (or 115% of the public offering price per unit in the IPO). The units underlying the UPO will be, immediately upon exercise, separated into shares of common stock and the Underwriters’ Warrants such that, upon exercise, the holder of a UPO will not receive actual units but will instead receive the shares of common stock and Underwriters’ Warrants, to the extent that any portion of the Underwriters’ Warrants underlying such units have not otherwise expired. The exercise prices of the underwriters’ Class A warrants and underwriter’s Class B warrants underlying the UPO are $5.23 and $4.49, respectively. The UPO may be exercised for cash or on a cashless basis, at the holder’s option, and expires on October 14, 2020; however, following the expiration of underwriters’ Class B warrants on April 20, 2017, the UPO is exercisable only for shares of common stock and underwriters’ Class A warrants at an exercise price of $7.475 per unit; provided further, that, following the expiration of underwriters’ Class A warrants on October 20, 2018, the UPO will be exercisable only for shares of common stock at an exercise price of $7.47. The Company classified the UPO as a liability as it is a freestanding marked-to-market derivative instrument that is precluded from being classified in stockholders’ equity. The fair value of the UPO is re-measured each reporting period and the change in fair value is recognized in the statement of operations (see Note 4).

The Aspire Capital Transaction

On September 8, 2016, the Company entered into a common stock purchase agreement (the “Purchase Agreement”) with Aspire Capital, pursuant to which Aspire Capital committed to purchase up to an aggregate of $15.0 million of shares of the Company’s common stock over the 30-month term of the Purchase Agreement. Upon execution of the Purchase Agreement, the Company issued and sold to Aspire Capital 250,000 shares of common stock at a price per share of $4.00, for gross proceeds of $1.0 million. Additionally, as consideration for Aspire Capital entering into the Purchase Agreement, the Company issued 175,000 shares of common stock as a commitment fee. The net proceeds of the Aspire Capital transaction, after offering expenses, to the Company were approximately $1,900,000 for the year ended December 31, 2016. As of December 31, 2016, the Company had sold 763,998 shares of common stock to Aspire Capital under the Purchase Agreement. During the six months ended June 30, 2017, the Company sold an additional 965,165 shares of common stock to Aspire Capital under the terms of the Purchase Agreement for gross proceeds of approximately $789,000. As of the date of this Quarterly Report on Form 10-Q, the Company does not have any remaining shares available to issue under the purchase agreement. The Company may not issue any additional shares of common stock to Aspire Capital under the Purchase Agreement unless shareholder approval is obtained.

The Maxim Group Equity Distribution Agreement

On January 27, 2017, the Company entered into an Equity Distribution Agreement with Maxim Group LLC ("Maxim"), as sales agent, pursuant to which the Company may offer and sell, from time to time, through Maxim, up to $12,075,338 in shares of its common stock. The Company has no obligation to sell any of the shares, and may at any time suspend offers under the Equity Distribution Agreement.

As of the June 30, 2017, the Company had sold 1,336,433 shares of its common stock through Maxim under the Equity Distribution Agreement for gross proceeds of $938,000 and the Company has the potential to sell up to approximately $2.9 million in additional shares of its common stock under the registration statement on Form S-3.

Armistice Private Placement

On April 27, 2017, the Company entered into a securities purchase agreement with Armistice, pursuant to which Armistice purchased $5.0 million of the Company’s securities, consisting of 2,345,714 shares of the Company’s common stock at a purchase price of $0.35 per share and 4,179 shares of the Company’s newly-created Series A Preferred Stock at a price of $1,000 per share. The Company received $4.65 million in net proceeds from the Armistice Private Placement. The number of shares of common stock that were purchased in the private placement constituted approximately 19.99% of the Company’s outstanding shares of common stock immediately prior to the closing of the Armistice Private Placement. Armistice also received warrants to purchase up to 14,285,714 shares of the Company’s common stock at an exercise price of $0.40 per share. Under the terms of the securities purchase agreement, the Series A Preferred Stock were not convertible into common stock, and the warrants were not exercisable until the Company received approval of the private placement by the Company’s shareholders as required by the rules and regulations of the NASDAQ Capital Market.  The Company received shareholder approval for this transaction on June 30, 2017, at which time the warrants became exercisable and the Series A Preferred Stock became convertible into common stock. Armistice converted all of the Series A Preferred Stock into 11,940,000 shares of common stock on July 6, 2017.

As multiple instruments were issued in a single transaction, the Company initially allocated the issuance proceeds among the preferred stock, common stock and warrants using the relative allocation method. As the warrants were determined to be indexed to the Company’s stock, and would only be settled in common shares, entirely in the control of the Company, the warrant instrument was accounted for as an equity instrument. Fair value of the warrants was initially determined upon issuance using the Black-Scholes Model (level 3 fair value measurement).
After allocating the issuance proceeds, the Company then determined the intrinsic value of a beneficial conversion feature in connection with the issuance of the preferred stock as the conversion feature was “in-the-money” as of the commitment date. The value of the conversion feature was determined to be greater than the effective preferred stock conversion price after allocating the issuance proceeds among the preferred stock, common stock, and warrants using the relative allocation method discussed above. The warrants and beneficial conversion feature of the preferred stock was determined to be $1,679,198 and $2,775,526 respectively and is classified as a component of additional paid-in capital. Neither the warrant nor the beneficial conversion feature is remeasured in subsequent periods.

Common Stock Warrants

At June 30, 2017, the following common stock purchase warrants were outstanding:

Number of shares	Exercise price	Expiration
underlying warrants	per share	date
14,284	$28.00	July 2017
80,966	$28.00	August 2018
4,551,900	$4.55	October 2018
40,000*	$5.23	October 2018
3,571	$28.00	December 2018
22,328*	$8.40	October 2020
2,380	$8.68	May 2022
14,285,714	$0.40	June 2022
19,001,143

*    Accounted for as a liability instrument (see Note 4)

Preferred Stock
On April 27, 2017, the Company authorized the issuance of 4,179 shares of newly-created Series A Preferred Stock to Armistice as part of the Armistice Private Placement. The Series A Preferred Stock had a stated value of $1,000 per share and was convertible into 11,940,000 shares of the Company’s common stock at a conversion price of $0.35 per share. On July 6, 2017, Armistice converted all of its outstanding shares of Series A Preferred Stock into shares of common stock.